CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Revenues		$ 65,388	$ 69,607	$ 59,434
Selling, general, administrative and other		(12,369)	(11,549)	(8,860)
Depreciation and amortization		(5,345)	(4,167)	(3,011)
Total costs and expenses		(61,594)	(57,777)	(44,597)
Restructuring and impairment charges		(5,735)	(1,183)	(33)
Other income, net		1,038	4,357	601
Interest expense, net		(1,491)	(978)	(574)
Equity in the income (loss) of investees		651	(103)	(102)
Income (loss) from continuing operations before income taxes		(1,743)	13,923	14,729
Income taxes on continuing operations		(699)	(3,026)	(1,663)
Net income (loss) from continuing operations		(2,442)	10,897	13,066
Income (loss) from discontinued operations, net of income tax benefit (expense) of $10, ($39) and $0, respectively		(32)	687	0
Net income (loss)		(2,474)	11,584	13,066
Net income from continuing operations attributable to noncontrolling and redeemable noncontrolling interests		(390)	(472)	(468)
Net income from discontinued operations attributable to noncontrolling interests		0	58	0
Net income (loss) attributable to The Walt Disney Company (Disney)		$ (2,864)	$ 11,054	$ 12,598
Earnings per share attributable to Disney
Continuing Operations, Per Diluted Share		$ (1.57)	$ 6.26	$ 8.36
Discontinued Operation, Per Diluted Share		(0.02)	0.38	0
Diluted	[1]	(1.58)	6.64	8.36
Continuing Operations, Per Basic Share		(1.57)	6.30	8.40
Discontinued Operation, Per Basic Share		(0.02)	0.38	0
Basic	[1]	$ (1.58)	$ 6.68	$ 8.40
Weighted average number of common and common equivalent shares outstanding:
Diluted (shares)		1,808	1,666	1,507
Basic (shares)		1,808	1,656	1,499
Service
Revenues		$ 59,265	$ 60,579	$ 50,869
Cost of Goods and Services Sold		(39,406)	(36,493)	(27,528)
Product
Revenues		6,123	9,028	8,565
Cost of Goods and Services Sold		$ (4,474)	$ (5,568)	$ (5,198)

[1]	Total may not equal the sum of the column due to rounding.